Dec. 16, 2021
IQ Real Return ETF
IQ REAL RETURN ETF
INDEXIQ ETF TRUST
(the “Trust”)
IQ REAL RETURN ETF
(the “Fund”)
Supplement dated December 17, 2021 (“Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)
each dated August 31, 2021
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the summary prospectus, prospectus or SAI.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE
Notwithstanding anything to the contrary in the Fund’s Summary Prospectus, Prospectus or Statement of Additional Information, in the near future the Fund will begin seeking investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Bloomberg IQ Multi-Asset Inflation Index (the “New Index”). The Fund expects to begin tracking the New Index on or around February 28, 2022. Bloomberg Index Services Limited serves as the index provider for the New Index.
The New Index seeks to provide investors with a hedge against the inflation rate by providing diversified exposure to assets that have historically exhibited positive sensitivity to the Consumer Price Index, or CPI. The New Index is comprised of U.S. Treasury Inflation-Protected Securities (TIPS) of short-, intermediate-, and long-term, U.S. large capitalization equity securities and commodities, which may include direct exposure to commodities or exposure through pooled vehicles or derivative instruments.
Additionally, at the time of the Fund’s change to the New Index, the management fee charged to the Fund by IndexIQ Advisors LLC (the “Advisor”), the Fund’s investment advisor, will decrease from 0.48% of the Fund’s average daily net assets to 0.29% of the Fund’s average daily net assets. Furthermore, the Advisor has contractually agreed to waive a portion of the management fee equal to 0.06% of the Fund’s average daily net assets until August 31, 2022. Additionally, at the time of the Fund’s change to the New Index, the Fund will begin making monthly distributions.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE